Document And Entity Information	Jan. 24, 2023
Document Information [Line Items]
Entity, Registrant Name	UNION PACIFIC CORPORATION
Document, Type	8-K
Document, Period End Date	Jan. 24, 2023
Entity, Incorporation, State or Country Code	UT
Entity, File Number	1-6075
Entity, Tax Identification Number	13-2626465
Entity, Address, Address Line One	1400 Douglas Street
Entity, Address, City or Town	Omaha
Entity, Address, State or Province	NE
Entity, Address, Postal Zip Code	68179
City Area Code	402
Local Phone Number	544-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value $2.50 per share)
Trading Symbol	UNP
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000100885